CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock shares outstanding	0	0
Common Class A [Member]
Temporary equity redemption price	$ 10.00	$ 10.00
Temporary shares outstanding	19,058,251	19,159,203
Temporary stock par value	$ 0.0001	$ 0.0001
Temporary shares outstanding	500,000,000	500,000,000
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares issued	1,066,749	965,797
Common stock shares authorized	500,000,000	500,000,000
Common stock, shares outstanding	1,066,749	965,797
Common Class B [Member]
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares issued	5,031,250	5,031,250
Common stock shares authorized	50,000,000	50,000,000
Common stock, shares outstanding	5,031,250	5,031,250